CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands		Common Stock 2.0 Lien Notes to common stock	[2]	Common Stock 1.5 Lien Notes into common stock		Common Stock Exchange of Seller's 1.25 Lien Notes for HYMC common stock	Common Stock Private placement		Common Stock Sprott credit agreement, noncurrent portion	Common Stock Public Offering		Common Stock Conversion from Class B common stock	Common Stock		Treasury Stock 2.0 Lien Notes to common stock	[2]	Treasury Stock	Additional Paid-in Capital 2.0 Lien Notes to common stock	[1],[2]	Additional Paid-in Capital 1.5 Lien Notes into common stock	[1]	Additional Paid-in Capital Exchange of Seller's 1.25 Lien Notes for HYMC common stock	[1]	Additional Paid-in Capital Private placement	[1]	Additional Paid-in Capital Sprott credit agreement, noncurrent portion	[1]	Additional Paid-in Capital Public Offering	[1]	Additional Paid-in Capital Conversion from Class B common stock	[1]	Additional Paid-in Capital		Accumulated Deficit 2.0 Lien Notes to common stock	[2]	Accumulated Deficit 1.5 Lien Notes into common stock	Accumulated Deficit	2.0 Lien Notes to common stock	[2]	1.5 Lien Notes into common stock	Exchange of Seller's 1.25 Lien Notes for HYMC common stock	Private placement	Sprott credit agreement, noncurrent portion	Public Offering	Conversion from Class B common stock	Total
Beginning balance (in shares) at Dec. 31, 2019	[1]												345,431				22,103
Beginning balance at Dec. 31, 2019																																$ 5,187	[1]				$ (444,438)									$ (439,251)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued upon conversion (in shares)	[1]	14,795,153		16,025,316		4,845,920						4,813,180			(22,103)
Common shares issued upon conversion		$ 2	[1]	$ 2	[1]													$ 146,217		$ 160,252		$ 48,459								$ 12,814				$ 74,640		$ (14,569)		$ 220,859		$ 145,685	$ 48,459				$ 12,814
Common shares issued (in shares)	[1]						7,596,309		496,634	9,583,334			101
Common shares issued							$ 1	[1]		$ 1	[1]													$ 75,962		$ 6,282		$ 83,513				1	[1]									$ 75,963	$ 6,282	$ 83,514		1
Unredeemed SPAC shares of MUDS public stockholders (in shares)	[1]												1,197,704
Unredeemed SPAC shares of MUDS public stockholders																																3,723	[1]													3,723
Common shares issued to underwriter (in shares)	[1]												44,395
Common shares issued to underwriter																																444	[1]													444
Vesting of restricted stock units	[3]																															1,802	[1]													1,802
Equity issuance costs																																(8,255)	[1]													(8,255)
Stock-based compensation costs																																388	[1]													388
Private Warrants transferred to Public Warrants																																581	[1]													581
Shares issued under stock-based compensation program (in shares)	[1]												157,829
Net loss																																					(136,392)									(136,392)
Ending balance (in shares) at Dec. 31, 2020	[1]												59,901,306
Ending balance at Dec. 31, 2020													$ 6	[1]																		537,370	[1]				(520,759)									16,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units																																115														115
Net loss																																					(9,688)									(9,688)
Ending balance (in shares) at Mar. 31, 2021													59,901,306
Ending balance at Mar. 31, 2021													$ 6																			537,992					(530,447)									7,551
Beginning balance (in shares) at Dec. 31, 2020	[1]												59,901,306
Beginning balance at Dec. 31, 2020													$ 6	[1]																		537,370	[1]				(520,759)									16,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units (in shares)	[1]												394,589
Vesting of restricted stock units																																765	[1]													765
Stock-based compensation costs																																507														507
Stock issuance - other (in shares)	[1]												137,500
Stock issuance - other																																209	[1]													209
Private Warrants transferred to Public Warrants																																294	[1]													294
Net loss																																					(88,564)									(88,564)
Ending balance (in shares) at Dec. 31, 2021	[1]												60,433,395
Ending balance at Dec. 31, 2021													$ 6	[1]																		540,823	[1]				(609,323)									(68,494)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units																																37														37
Stock-based compensation costs																																391														391
Net loss																																					(22,060)									(22,060)
Ending balance (in shares) at Mar. 31, 2022													196,803,459
Ending balance at Mar. 31, 2022													$ 20																			$ 730,649					$ (631,383)									$ 99,286

[1]	Retroactively restated January 1, 2020 and March 31, 2020 for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies, and the restated reclassification of the Company’s 5-Year Private Warrants as described in Note 12 - Warrant Liabilities.
[2]	Includes 3,511,820 shares of HYMC common stock received by Seller that were surrendered by the Company.
[3]	As of December 31, 2021 there were 21,256 unissued shares underlying restricted stock units that had vested but have not been converted into issued and outstanding shares of common stock.